Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
March 31, 2023
SVI-NPRT3-0523
1.9896351.103
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	10,242	338,396
ATN International, Inc.	8,519	348,597
Bandwidth, Inc. (a)	14,558	221,282
Cogent Communications Group, Inc.	15,278	973,514
Consolidated Communications Holdings, Inc. (a)	51,836	133,737
EchoStar Holding Corp. Class A (a)	26,104	477,442
Globalstar, Inc. (a)(b)	84,925	98,513
IDT Corp. Class B (a)	3,576	121,870
Liberty Latin America Ltd.:
Class A (a)	28,087	233,403
Class C (a)	115,897	957,309
Radius Global Infrastructure, Inc. (a)	59,936	879,261
		4,783,324
Entertainment - 0.4%
Cinemark Holdings, Inc. (a)(b)	17,885	264,519
IMAX Corp. (a)	14,530	278,685
Lions Gate Entertainment Corp.:
Class A (a)	45,209	500,464
Class B (a)	90,437	938,736
Madison Square Garden Entertainment Corp. (a)	20,360	1,202,665
Marcus Corp. (b)	18,453	295,248
Playstudios, Inc. Class A (a)	31,259	115,346
Reservoir Media, Inc. (a)	1,145	7,465
Skillz, Inc. (a)	242,986	144,139
Vivid Seats, Inc. Class A (a)(b)	14,739	112,459
		3,859,726
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	78,120	1,527,246
Cars.com, Inc. (a)	44,698	862,671
DHI Group, Inc. (a)	5,035	19,536
Eventbrite, Inc. (a)	7,424	63,698
fuboTV, Inc. (a)(b)	145,894	176,532
Outbrain, Inc. (a)(b)	28,263	116,726
QuinStreet, Inc. (a)	37,241	591,015
The Arena Group Holdings, Inc. (a)(b)	2,181	9,269
TrueCar, Inc. (a)	67,624	155,535
Vinco Ventures, Inc. (a)(b)	76,895	24,706
Ziff Davis, Inc. (a)	28,884	2,254,396
		5,801,330
Media - 1.1%
Advantage Solutions, Inc. Class A (a)(b)	63,892	100,949
AMC Networks, Inc. Class A (a)	23,467	412,550
Audacy, Inc. Class A (a)(b)	86,817	11,694
Boston Omaha Corp. (a)	16,045	379,785
Cardlytics, Inc. (a)(b)	24,733	83,969
Clear Channel Outdoor Holdings, Inc. (a)	286,323	343,588
Cumulus Media, Inc. (a)	13,421	49,523
Daily Journal Corp. (a)	938	267,292
E.W. Scripps Co. Class A (a)	45,371	426,941
Entravision Communication Corp. Class A	12,681	76,720
Gannett Co., Inc. (a)(b)	111,637	208,761
Gray Television, Inc.	35,692	311,234
iHeartMedia, Inc. (a)	93,585	364,982
Innovid Corp. (a)	6,415	9,045
Integral Ad Science Holding Corp. (a)	20,289	289,524
John Wiley & Sons, Inc. Class A	1,993	77,269
Magnite, Inc. (a)	103,310	956,651
PubMatic, Inc. (a)	3,206	44,307
Quotient Technology, Inc. (a)	62,452	204,843
Scholastic Corp.	22,950	785,349
Stagwell, Inc. (a)(b)	54,040	400,977
TEGNA, Inc.	173,675	2,936,844
Thryv Holdings, Inc. (a)	14,859	342,649
Urban One, Inc.:
Class A (a)	4,545	34,315
Class D (non-vtg.) (a)	10,989	60,440
WideOpenWest, Inc. (a)	17,638	187,492
		9,367,693
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	35,650	516,925
KORE Group Holdings, Inc. (a)	32,723	39,922
Shenandoah Telecommunications Co.	37,860	720,097
Telephone & Data Systems, Inc.	78,721	827,358
U.S. Cellular Corp. (a)(b)	11,374	235,783
		2,340,085
TOTAL COMMUNICATION SERVICES		26,152,158
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.2%
Adient PLC (a)	73,982	3,030,303
American Axle & Manufacturing Holdings, Inc. (a)	83,384	651,229
Dana, Inc.	100,646	1,514,722
Modine Manufacturing Co. (a)	38,753	893,257
Motorcar Parts of America, Inc. (a)	14,682	109,234
Patrick Industries, Inc.	15,091	1,038,412
Solid Power, Inc. (a)(b)	63,025	189,705
Standard Motor Products, Inc.	15,740	580,963
Stoneridge, Inc. (a)	17,287	323,267
The Goodyear Tire & Rubber Co. (a)	218,619	2,409,181
		10,740,273
Automobiles - 0.2%
Cenntro Electric Group Ltd. (a)(b)	144,260	66,619
Faraday Future Intelligent Electric, Inc. (a)(b)	181,976	64,438
Lordstown Motors Corp. Class A (a)(b)	136,286	90,371
Winnebago Industries, Inc.	23,264	1,342,333
Workhorse Group, Inc. (a)(b)	8,490	11,292
		1,575,053
Broadline Retail - 0.1%
1stDibs.com, Inc. (a)	18,199	72,250
Big Lots, Inc. (b)	21,967	240,758
ContextLogic, Inc. (a)	448,278	199,842
Groupon, Inc. (a)(b)	15,289	64,367
Qurate Retail, Inc. Series A (a)	271,913	268,596
		845,813
Distributors - 0.0%
Weyco Group, Inc.	4,630	117,139
Diversified Consumer Services - 1.1%
2U, Inc. (a)	59,490	407,507
Adtalem Global Education, Inc. (a)	34,992	1,351,391
American Public Education, Inc. (a)	14,528	78,742
European Wax Center, Inc. (b)	1,540	29,260
Frontdoor, Inc. (a)	64,498	1,798,204
Graham Holdings Co.	2,873	1,711,848
Laureate Education, Inc. Class A	104,826	1,232,754
Perdoceo Education Corp. (a)	52,512	705,236
Rover Group, Inc. Class A (a)	3,936	17,830
Strategic Education, Inc.	17,704	1,590,350
The Beachbody Co., Inc. (a)(b)	66,243	31,942
WW International, Inc. (a)	42,220	173,946
		9,129,010
Hotels, Restaurants & Leisure - 1.9%
Bally's Corp. (a)	28,112	548,746
Biglari Holdings, Inc. Class B (a)	574	97,121
BJ's Restaurants, Inc. (a)	17,708	516,011
Bloomin' Brands, Inc.	18,494	474,371
Bluegreen Vacations Holding Corp. Class A	6,461	176,902
Bowlero Corp. Class A (a)	22,922	388,528
Brinker International, Inc. (a)	3,445	130,910
Century Casinos, Inc. (a)	3,600	26,388
Chuy's Holdings, Inc. (a)	14,014	502,402
Denny's Corp. (a)	12,307	137,346
Dine Brands Global, Inc.	1,466	99,160
El Pollo Loco Holdings, Inc. (b)	15,122	145,020
Everi Holdings, Inc. (a)	30,901	529,952
First Watch Restaurant Group, Inc. (a)	7,744	124,369
Full House Resorts, Inc. (a)	18,621	134,630
Inspirato, Inc. (a)(b)	15,698	15,053
Inspired Entertainment, Inc. (a)	5,197	66,470
International Game Technology PLC	59,366	1,591,009
Jack in the Box, Inc.	13,928	1,219,954
Krispy Kreme, Inc. (b)	41,333	642,728
Life Time Group Holdings, Inc. (a)(b)	32,782	523,201
Light & Wonder, Inc. Class A (a)	73,577	4,418,299
Lindblad Expeditions Holdings (a)(b)	24,043	229,851
Papa John's International, Inc.	7,125	533,876
RCI Hospitality Holdings, Inc.	507	39,632
Red Rock Resorts, Inc.	21,511	958,745
Sabre Corp. (a)(b)	202,352	868,090
SeaWorld Entertainment, Inc. (a)	15,398	944,051
Vacasa, Inc. Class A (a)(b)	89,384	86,005
Xponential Fitness, Inc. (a)(b)	11,002	334,351
		16,503,171
Household Durables - 2.2%
Aterian, Inc. (a)	45,704	39,310
Beazer Homes U.S.A., Inc. (a)	23,059	366,177
Century Communities, Inc.	20,470	1,308,442
Ethan Allen Interiors, Inc. (b)	17,687	485,685
GoPro, Inc. Class A (a)	100,390	504,962
Green Brick Partners, Inc. (a)	15,479	542,694
iRobot Corp. (a)(b)	2,500	109,100
KB Home	48,448	1,946,641
La-Z-Boy, Inc.	33,552	975,692
Landsea Homes Corp. (a)	7,373	44,680
Legacy Housing Corp. (a)	6,814	155,087
LGI Homes, Inc. (a)	14,953	1,705,091
Lifetime Brands, Inc. (b)	10,054	59,118
M.D.C. Holdings, Inc.	33,709	1,310,269
M/I Homes, Inc. (a)	17,975	1,134,043
Meritage Homes Corp.	26,425	3,085,383
Purple Innovation, Inc. (a)(b)	45,745	120,767
Snap One Holdings Corp. (a)(b)	13,987	130,778
Taylor Morrison Home Corp. (a)	71,393	2,731,496
Traeger, Inc. (a)(b)	25,419	104,472
TRI Pointe Homes, Inc. (a)	72,084	1,825,167
Tupperware Brands Corp. (a)	34,587	86,468
Universal Electronics, Inc. (a)	9,468	96,006
Vuzix Corp. (a)(b)	5,893	24,397
		18,891,925
Leisure Products - 0.6%
Acushnet Holdings Corp.	18,618	948,401
AMMO, Inc. (a)(b)	68,692	135,323
Clarus Corp.	3,422	32,338
Johnson Outdoors, Inc. Class A	4,133	260,420
Smith & Wesson Brands, Inc.	32,964	405,787
Solo Brands, Inc. Class A (a)	17,098	122,764
Sturm, Ruger & Co., Inc.	1,278	73,408
Topgolf Callaway Brands Corp. (a)(b)	109,058	2,357,834
Vista Outdoor, Inc. (a)	43,594	1,207,990
		5,544,265
Specialty Retail - 3.6%
1-800-FLOWERS.com, Inc. Class A (a)	20,144	231,656
a.k.a. Brands Holding Corp. (a)(b)	7,629	4,156
Abercrombie & Fitch Co. Class A (a)	37,987	1,054,139
Academy Sports & Outdoors, Inc.	59,215	3,863,779
America's Car Mart, Inc. (a)	4,569	361,910
American Eagle Outfitters, Inc.	120,240	1,616,026
Asbury Automotive Group, Inc. (a)	12,255	2,573,550
BARK, Inc. (a)(b)	83,965	121,749
Bed Bath & Beyond, Inc. (a)(b)	19,463	8,318
Big 5 Sporting Goods Corp. (b)	16,641	127,969
Build-A-Bear Workshop, Inc.	2,899	67,373
Chico's FAS, Inc. (a)(b)	26,506	145,783
Citi Trends, Inc. (a)	5,934	112,865
Conn's, Inc. (a)(b)	10,084	61,109
Designer Brands, Inc. Class A	10,654	93,116
Destination XL Group, Inc. (a)	21,457	118,228
Duluth Holdings, Inc. (a)	5,279	33,680
EVgo, Inc. Class A (a)(b)	46,590	362,936
Express, Inc. (a)(b)	49,750	39,218
Foot Locker, Inc.	62,868	2,495,231
Franchise Group, Inc.	1,365	37,196
Genesco, Inc. (a)	9,394	346,451
Group 1 Automotive, Inc.	11,003	2,491,299
GrowGeneration Corp. (a)(b)	44,300	151,506
Haverty Furniture Companies, Inc. (b)	11,315	361,062
Hibbett, Inc.	2,084	122,914
JOANN, Inc. (b)	8,356	13,286
Lands' End, Inc. (a)(b)	11,832	115,007
LL Flooring Holdings, Inc. (a)	22,365	84,987
MarineMax, Inc. (a)	15,354	441,428
Monro, Inc.	24,356	1,203,917
National Vision Holdings, Inc. (a)	57,505	1,083,394
OneWater Marine, Inc. Class A (a)(b)	8,139	227,648
Overstock.com, Inc. (a)	33,329	675,579
PetMed Express, Inc. (b)	2,862	46,479
RumbleON, Inc. Class B (a)	8,212	49,765
Sally Beauty Holdings, Inc. (a)	5,903	91,969
Shoe Carnival, Inc.	13,205	338,708
Signet Jewelers Ltd. (b)	34,876	2,712,655
Sleep Number Corp. (a)(b)	9,173	278,951
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	14,021	761,901
Sportsman's Warehouse Holdings, Inc. (a)	29,049	246,336
Stitch Fix, Inc. (a)(b)	39,238	200,506
The Aaron's Co., Inc.	23,563	227,619
The Buckle, Inc.	1,732	61,815
The Cato Corp. Class A (sub. vtg.)	13,890	122,788
The Children's Place, Inc. (a)(b)	3,242	130,491
The Container Store Group, Inc. (a)	25,185	86,385
The ODP Corp. (a)	31,201	1,403,421
The RealReal, Inc. (a)(b)	57,315	72,217
thredUP, Inc. (a)	38,864	98,326
Tile Shop Holdings, Inc. (a)(b)	24,087	112,968
Tilly's, Inc. (a)(b)	17,564	135,418
Torrid Holdings, Inc. (a)(b)	4,202	18,321
TravelCenters of America LLC (a)(b)	9,841	851,247
Urban Outfitters, Inc. (a)(b)	49,820	1,381,010
Winmark Corp.	2,190	701,742
Zumiez, Inc. (a)(b)	12,149	224,028
		31,203,531
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (a)(b)	55,097	66,116
Ermenegildo Zegna Holditalia SpA (b)	36,147	493,045
Fossil Group, Inc. (a)	36,522	116,870
G-III Apparel Group Ltd. (a)	33,640	523,102
Movado Group, Inc.	11,759	338,306
Oxford Industries, Inc.	3,596	379,702
PLBY Group, Inc. (a)(b)	34,797	68,898
Rocky Brands, Inc.	5,030	116,042
Superior Group of Companies, Inc.	9,272	72,971
Unifi, Inc. (a)	11,206	91,553
		2,266,605
TOTAL CONSUMER DISCRETIONARY		96,816,785
CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Primo Water Corp.	122,755	1,884,289
Vintage Wine Estates, Inc. (a)(b)	21,118	22,596
		1,906,885
Food & Staples Retailing - 0.7%
Andersons, Inc.	24,997	1,032,876
Boxed, Inc. Class A (a)(b)	42,420	8,051
Chefs' Warehouse Holdings (a)	7,832	266,680
HF Foods Group, Inc. (a)	29,432	115,373
Ingles Markets, Inc. Class A	11,091	983,772
Natural Grocers by Vitamin Cottage, Inc.	789	9,271
PriceSmart, Inc.	7,430	531,096
Rite Aid Corp. (a)(b)	23,126	51,802
SpartanNash Co.	27,252	675,850
United Natural Foods, Inc. (a)	43,297	1,140,876
Village Super Market, Inc. Class A	6,592	150,825
Weis Markets, Inc.	12,833	1,086,570
		6,053,042
Food Products - 1.1%
Alico, Inc.	5,447	131,817
AppHarvest, Inc. (a)(b)	80,113	49,053
B&G Foods, Inc. Class A (b)	55,258	858,157
Benson Hill, Inc. (a)	67,978	78,175
Cal-Maine Foods, Inc.	2,313	140,839
Fresh Del Monte Produce, Inc.	23,788	716,257
Hostess Brands, Inc. Class A (a)	104,059	2,588,988
John B. Sanfilippo & Son, Inc.	2,702	261,878
Lancaster Colony Corp.	2,342	475,145
Lifecore Biomedical (a)	20,311	76,674
Mission Produce, Inc. (a)	27,525	305,803
Seneca Foods Corp. Class A (a)	3,965	207,251
Sovos Brands, Inc. (a)	9,112	151,988
SunOpta, Inc. (a)	5,145	39,617
Tattooed Chef, Inc. (a)(b)	2,074	2,945
The Hain Celestial Group, Inc. (a)	69,950	1,199,643
Tootsie Roll Industries, Inc.	1,836	82,455
TreeHouse Foods, Inc. (a)	39,626	1,998,339
Utz Brands, Inc. Class A	6,724	110,744
Whole Earth Brands, Inc. Class A (a)	31,498	80,635
		9,556,403
Household Products - 0.1%
Central Garden & Pet Co. (a)	8,136	334,064
Central Garden & Pet Co. Class A (non-vtg.) (a)	16,844	658,095
		992,159
Personal Products - 0.4%
Edgewell Personal Care Co.	40,148	1,703,078
Herbalife Nutrition Ltd. (a)	25,662	413,158
Nature's Sunshine Products, Inc. (a)	10,537	107,583
Nu Skin Enterprises, Inc. Class A (b)	22,576	887,463
The Beauty Health Co. (a)(b)	7,527	95,066
The Honest Co., Inc. (a)	50,957	91,723
		3,298,071
Tobacco - 0.3%
Universal Corp.	18,897	999,462
Vector Group Ltd.	96,128	1,154,497
		2,153,959
TOTAL CONSUMER STAPLES		23,960,519
ENERGY - 6.4%
Energy Equipment & Services - 1.8%
Archrock, Inc.	105,409	1,029,846
Borr Drilling Ltd. (a)	85,157	645,490
Bristow Group, Inc. (a)	18,124	405,978
Diamond Offshore Drilling, Inc. (a)	78,887	949,799
DMC Global, Inc. (a)	10,856	238,506
Dril-Quip, Inc. (a)	26,176	750,989
Expro Group Holdings NV (a)	67,693	1,242,843
Helix Energy Solutions Group, Inc. (a)	111,432	862,484
Helmerich & Payne, Inc. (b)	80,111	2,863,968
Nabors Industries Ltd. (a)	864	105,330
Newpark Resources, Inc. (a)	66,915	257,623
Noble Corp. PLC	53,866	2,126,091
Oceaneering International, Inc. (a)	7,290	128,523
Oil States International, Inc. (a)	48,793	406,446
Patterson-UTI Energy, Inc.	54,032	632,174
ProFrac Holding Corp. (b)	9,805	124,229
ProPetro Holding Corp. (a)	68,296	491,048
Select Energy Services, Inc. Class A	55,819	388,500
Tidewater, Inc. (a)	36,293	1,599,795
U.S. Silica Holdings, Inc. (a)	49,145	586,791
		15,836,453
Oil, Gas & Consumable Fuels - 4.6%
Aemetis, Inc. (a)(b)	23,197	53,817
Alto Ingredients, Inc. (a)	56,003	84,005
Amplify Energy Corp. (a)(b)	6,324	43,446
Ardmore Shipping Corp.	31,886	474,145
Berry Corp.	49,643	389,698
California Resources Corp.	57,713	2,221,951
Callon Petroleum Co. (a)	6,465	216,190
Centrus Energy Corp. Class A (a)	8,265	266,133
Chord Energy Corp.	13,137	1,768,240
Chord Energy Corp.:
warrants 9/1/24 (a)	810	14,402
warrants 9/1/25 (a)	405	5,751
Civitas Resources, Inc.	57,478	3,928,047
Clean Energy Fuels Corp. (a)(b)	132,457	577,513
CNX Resources Corp. (a)	123,973	1,986,047
CONSOL Energy, Inc.	1,537	89,561
DHT Holdings, Inc.	106,731	1,153,762
Dorian LPG Ltd.	23,938	477,324
Energy Fuels, Inc. (a)(b)	21,093	117,699
Equitrans Midstream Corp.	244,379	1,412,511
Excelerate Energy, Inc.	14,395	318,705
FLEX LNG Ltd. (b)	22,479	754,845
Frontline PLC (NY Shares) (b)	97,167	1,609,086
Gevo, Inc. (a)(b)	152,502	234,853
Golar LNG Ltd. (a)	74,243	1,603,649
Green Plains, Inc. (a)(b)	41,978	1,300,898
International Seaways, Inc.	37,940	1,581,339
Kinetik Holdings, Inc. (b)	11,722	366,899
Murphy Oil Corp.	64,653	2,390,868
NACCO Industries, Inc. Class A	3,156	113,837
National Energy Services Reunited Corp. (a)	29,621	155,806
Nextdecade Corp. (a)(b)	4,111	20,432
Nordic American Tanker Shipping Ltd. (b)	160,082	633,925
Northern Oil & Gas, Inc.	7,757	235,425
PBF Energy, Inc. Class A	71,285	3,090,918
Peabody Energy Corp. (a)(b)	91,738	2,348,493
Permian Resource Corp. Class A	159,329	1,672,955
Rex American Resources Corp. (a)	12,042	344,281
Riley Exploration Permian, Inc.	3,097	117,872
Ring Energy, Inc. (a)(b)	43,976	83,554
Scorpio Tankers, Inc.	36,642	2,063,311
SFL Corp. Ltd.	89,490	850,155
Teekay Corp. (a)	53,815	332,577
Teekay Tankers Ltd. (a)	17,814	764,755
Ur-Energy, Inc. (a)	15,662	16,602
Vertex Energy, Inc. (a)(b)	4,702	46,456
W&T Offshore, Inc. (a)	12,689	64,460
World Fuel Services Corp.	47,788	1,220,983
		39,618,181
TOTAL ENERGY		55,454,634
FINANCIALS - 26.2%
Banks - 16.1%
1st Source Corp.	12,594	543,431
ACNB Corp.	6,448	209,882
Amalgamated Financial Corp.	13,690	242,176
Amerant Bancorp, Inc. Class A	21,524	468,362
American National Bankshares, Inc.	8,107	256,992
Ameris Bancorp	51,527	1,884,858
Arrow Financial Corp.	11,045	275,131
Associated Banc-Corp.	116,161	2,088,575
Atlantic Union Bankshares Corp.	58,331	2,044,502
Axos Financial, Inc. (a)	40,180	1,483,446
Banc of California, Inc.	40,573	508,380
BancFirst Corp.	6,107	507,492
Bancorp, Inc., Delaware (a)	17,520	487,932
Bank First National Corp.	6,008	442,069
Bank of Marin Bancorp	12,214	267,364
BankUnited, Inc.	58,892	1,329,781
Bankwell Financial Group, Inc.	4,376	108,787
Banner Corp.	26,645	1,448,689
Bar Harbor Bankshares	11,505	304,307
BayCom Corp.	8,693	148,476
BCB Bancorp, Inc.	11,156	146,478
Berkshire Hills Bancorp, Inc.	33,382	836,553
Blue Foundry Bancorp (a)	19,636	186,935
Blue Ridge Bankshares, Inc.	13,300	135,660
Bridgewater Bancshares, Inc. (a)	12,480	135,283
Brookline Bancorp, Inc., Delaware	66,476	697,998
Business First Bancshares, Inc.	18,357	314,455
Byline Bancorp, Inc.	19,235	415,861
Cadence Bank	132,938	2,759,793
Cambridge Bancorp	5,312	344,271
Camden National Corp.	11,189	404,930
Capital Bancorp, Inc.	6,988	116,280
Capital City Bank Group, Inc.	10,511	308,077
Capitol Federal Financial, Inc.	99,473	669,453
Capstar Financial Holdings, Inc.	15,850	240,128
Carter Bankshares, Inc. (a)	18,529	259,406
Cathay General Bancorp	54,327	1,875,368
Central Pacific Financial Corp.	20,813	372,553
Citizens & Northern Corp.	11,728	250,745
City Holding Co.	11,467	1,042,121
Civista Bancshares, Inc.	11,971	202,070
CNB Financial Corp., Pennsylvania	15,728	301,978
Colony Bankcorp, Inc.	12,746	130,009
Columbia Financial, Inc. (a)(b)	17,227	314,910
Community Bank System, Inc.	41,619	2,184,581
Community Trust Bancorp, Inc.	12,250	464,888
ConnectOne Bancorp, Inc.	29,065	513,869
CrossFirst Bankshares, Inc. (a)	34,726	363,928
Customers Bancorp, Inc. (a)	23,856	441,813
CVB Financial Corp.	103,851	1,732,235
Dime Community Bancshares, Inc.	25,523	579,883
Eagle Bancorp, Inc.	24,138	807,899
Eastern Bankshares, Inc.	95,287	1,202,522
Enterprise Bancorp, Inc.	7,289	229,312
Enterprise Financial Services Corp.	27,505	1,226,448
Equity Bancshares, Inc.	11,664	284,252
Esquire Financial Holdings, Inc.	785	30,694
Farmers & Merchants Bancorp, Inc.	6,737	163,844
Farmers National Banc Corp.	27,221	344,073
FB Financial Corp.	27,956	868,872
Financial Institutions, Inc.	11,769	226,906
First Bancorp, North Carolina	29,928	1,063,043
First Bancorp, Puerto Rico	130,159	1,486,416
First Bancshares, Inc.	19,349	499,785
First Bank Hamilton New Jersey	12,134	122,553
First Busey Corp.	40,270	819,092
First Business Finance Services, Inc.	6,152	187,698
First Commonwealth Financial Corp.	79,364	986,495
First Community Bankshares, Inc.	12,292	307,915
First Financial Bancorp, Ohio	72,592	1,580,328
First Financial Corp., Indiana	8,662	324,652
First Foundation, Inc.	39,688	295,676
First Guaranty Bancshares, Inc.	4,252	66,629
First Internet Bancorp	6,573	109,440
First Interstate Bancsystem, Inc.	69,628	2,079,092
First Merchants Corp.	44,616	1,470,097
First Mid-Illinois Bancshares, Inc.	14,472	393,928
First of Long Island Corp.	16,797	226,760
First Western Financial, Inc. (a)	6,150	121,770
Five Star Bancorp	6,356	135,637
Flushing Financial Corp.	21,876	325,734
Fulton Financial Corp.	126,231	1,744,512
FVCBankcorp, Inc. (a)	10,949	116,607
German American Bancorp, Inc.	21,677	723,361
Glacier Bancorp, Inc.	75,361	3,165,916
Great Southern Bancorp, Inc.	7,295	369,711
Guaranty Bancshares, Inc. Texas	6,321	176,166
Hancock Whitney Corp.	67,119	2,443,132
Hanmi Financial Corp.	23,738	440,815
HarborOne Bancorp, Inc.	34,001	414,812
HBT Financial, Inc.	9,360	184,579
Heartland Financial U.S.A., Inc.	32,013	1,228,019
Heritage Commerce Corp.	45,633	380,123
Heritage Financial Corp., Washington	27,044	578,742
Hilltop Holdings, Inc.	38,826	1,151,967
Hingham Institution for Savings	1,061	247,680
Home Bancorp, Inc.	5,723	189,031
Home Bancshares, Inc.	146,361	3,177,497
HomeStreet, Inc.	13,963	251,194
HomeTrust Bancshares, Inc.	9,194	226,080
Hope Bancorp, Inc.	90,333	887,070
Horizon Bancorp, Inc. Indiana	31,295	346,123
Independent Bank Corp.	15,646	278,029
Independent Bank Corp.	35,691	2,342,043
Independent Bank Group, Inc.	27,900	1,293,165
International Bancshares Corp.	41,729	1,786,836
John Marshall Bankcorp, Inc.	9,006	194,530
Kearny Financial Corp.	46,307	376,013
Lakeland Bancorp, Inc.	48,543	759,213
Lakeland Financial Corp.	1,581	99,034
Live Oak Bancshares, Inc.	5,306	129,307
Luther Burbank Corp.	11,652	110,461
Macatawa Bank Corp.	20,365	208,130
Mercantile Bank Corp.	11,984	366,471
Metrocity Bankshares, Inc.	10,938	186,930
Metropolitan Bank Holding Corp. (a)	7,427	251,701
Mid Penn Bancorp, Inc.	11,261	288,394
Midland States Bancorp, Inc.	16,445	352,252
MidWestOne Financial Group, Inc.	10,995	268,498
MVB Financial Corp.	7,954	164,171
National Bank Holdings Corp.	21,208	709,620
NBT Bancorp, Inc.	32,601	1,098,980
Nicolet Bankshares, Inc. (a)	8,535	538,132
Northeast Bank	5,109	171,969
Northfield Bancorp, Inc.	33,261	391,815
Northwest Bancshares, Inc. (b)	94,662	1,138,784
OceanFirst Financial Corp.	45,269	836,571
OFG Bancorp	36,309	905,546
Old National Bancorp, Indiana	228,325	3,292,447
Old Second Bancorp, Inc.	33,207	466,890
Origin Bancorp, Inc.	17,563	564,650
Orrstown Financial Services, Inc.	7,977	158,423
Pacific Premier Bancorp, Inc.	73,124	1,756,438
Park National Corp.	11,189	1,326,680
Parke Bancorp, Inc.	7,868	139,893
Pathward Financial, Inc.	15,407	639,236
PCB Bancorp	8,858	128,352
Peapack-Gladstone Financial Corp.	13,404	397,026
Peoples Bancorp, Inc.	21,733	559,625
Peoples Financial Services Corp.	5,441	235,867
Pioneer Bancorp, Inc. (a)	8,995	88,691
Preferred Bank, Los Angeles	10,396	569,805
Premier Financial Corp.	27,756	575,382
Primis Financial Corp.	17,140	165,058
Provident Bancorp, Inc.	11,109	75,986
Provident Financial Services, Inc.	56,979	1,092,857
QCR Holdings, Inc.	12,299	540,049
RBB Bancorp	11,336	175,708
Red River Bancshares, Inc.	3,391	163,141
Renasant Corp.	42,633	1,303,717
Republic Bancorp, Inc., Kentucky Class A	6,758	286,742
Republic First Bancorp, Inc. (a)(b)	47,914	65,163
S&T Bancorp, Inc.	30,433	957,118
Sandy Spring Bancorp, Inc.	34,107	886,100
Seacoast Banking Corp., Florida	56,298	1,334,263
Shore Bancshares, Inc.	13,829	197,478
Sierra Bancorp	10,659	183,548
Simmons First National Corp. Class A	94,776	1,657,632
SmartFinancial, Inc.	12,063	279,138
South Plains Financial, Inc.	7,581	162,309
Southern First Bancshares, Inc. (a)	5,880	180,516
Southern Missouri Bancorp, Inc.	6,013	224,946
Southside Bancshares, Inc.	23,439	778,175
Southstate Corp.	58,405	4,161,940
Stellar Bancorp, Inc.	35,459	872,646
Sterling Bancorp, Inc. (a)	13,433	76,031
Stock Yards Bancorp, Inc.	3,481	191,942
Summit Financial Group, Inc.	8,634	179,156
Texas Capital Bancshares, Inc. (a)	37,660	1,843,834
The Bank of NT Butterfield & Son Ltd.	36,468	984,636
The First Bancorp, Inc.	7,587	196,427
Third Coast Bancshares, Inc. (a)	9,309	146,244
Tompkins Financial Corp.	10,856	718,776
TowneBank	53,828	1,434,516
Trico Bancshares	24,333	1,012,009
Triumph Bancorp, Inc. (a)	11,322	657,355
Trustco Bank Corp., New York	14,616	466,835
Trustmark Corp.	47,716	1,178,585
UMB Financial Corp.	34,305	1,980,085
United Bankshares, Inc., West Virginia	101,629	3,577,341
United Community Bank, Inc.	82,853	2,329,826
Unity Bancorp, Inc.	5,549	126,573
Univest Corp. of Pennsylvania	22,544	535,195
USCB Financial Holdings, Inc. (a)	8,307	82,156
Valley National Bancorp	335,398	3,099,078
Veritex Holdings, Inc.	35,189	642,551
Washington Federal, Inc.	50,471	1,520,187
Washington Trust Bancorp, Inc.	13,295	460,805
WesBanco, Inc.	44,571	1,368,330
West Bancorp., Inc.	10,276	187,743
Westamerica Bancorp.	15,253	675,708
WSFS Financial Corp.	47,759	1,796,216
		139,582,213
Capital Markets - 1.0%
Artisan Partners Asset Management, Inc.	16,253	519,771
Assetmark Financial Holdings, Inc. (a)	16,805	528,517
Associated Capital Group, Inc.	1,213	44,820
Bakkt Holdings, Inc. Class A (a)(b)	45,464	78,198
BGC Partners, Inc. Class A	245,797	1,285,518
BrightSphere Investment Group, Inc.	1,898	44,755
Donnelley Financial Solutions, Inc. (a)	18,435	753,254
GCM Grosvenor, Inc. Class A	4,339	33,888
MarketWise, Inc. Class A (a)	9,899	18,313
Moelis & Co. Class A	24,866	955,849
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,105	239,011
Perella Weinberg Partners Class A	2,156	19,620
Piper Jaffray Companies	13,554	1,878,720
Sculptor Capital Management, Inc. Class A	9,996	86,066
Silvercrest Asset Management Group Class A	488	8,872
StoneX Group, Inc. (a)	12,436	1,287,499
Value Line, Inc.	64	3,093
Victory Capital Holdings, Inc.	8,849	259,010
Virtus Investment Partners, Inc.	4,833	920,155
		8,964,929
Consumer Finance - 1.3%
Atlanticus Holdings Corp. (a)(b)	1,142	30,982
Bread Financial Holdings, Inc. (b)	39,042	1,183,753
Consumer Portfolio Services, Inc. (a)	7,180	76,754
CURO Group Holdings Corp. (b)	3,483	6,026
Encore Capital Group, Inc. (a)(b)	18,053	910,774
Enova International, Inc. (a)	23,988	1,065,787
EZCORP, Inc. (non-vtg.) Class A (a)(b)	38,078	327,471
FirstCash Holdings, Inc.	14,704	1,402,320
Green Dot Corp. Class A (a)	32,648	560,893
LendingClub Corp. (a)	78,341	564,839
MoneyLion, Inc. (a)	105,227	59,748
Navient Corp.	79,393	1,269,494
Nelnet, Inc. Class A	11,328	1,040,930
Oportun Financial Corp. (a)(b)	21,760	83,994
OppFi, Inc. Class A (a)(b)	7,535	15,447
PRA Group, Inc. (a)	30,033	1,170,086
PROG Holdings, Inc. (a)	32,865	781,858
Regional Management Corp.	5,893	153,748
Sunlight Financial Holdings, Inc. Class A (a)(b)	17,998	5,621
World Acceptance Corp. (a)(b)	926	77,127
		10,787,652
Diversified Financial Services - 0.6%
A-Mark Precious Metals, Inc.	14,338	496,812
Alerus Financial Corp.	11,855	190,273
Banco Latinoamericano de Comer Series E	21,396	371,862
Cannae Holdings, Inc. (a)(b)	54,282	1,095,411
Compass Diversified Holdings	48,454	924,502
Jackson Financial, Inc.	58,276	2,180,105
Star Holdings	10,026	174,352
SWK Holdings Corp. (a)	2,852	50,937
		5,484,254
Financial Services - 2.0%
AvidXchange Holdings, Inc. (a)	12,155	94,809
Cantaloupe, Inc. (a)	17,773	101,306
Cass Information Systems, Inc.	8,871	384,203
Enact Holdings, Inc.	23,387	534,627
Essent Group Ltd.	82,084	3,287,464
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	7,082	943,252
Finance of America Companies, Inc. (a)	29,946	37,133
Home Point Capital, Inc.	5,956	11,495
Merchants Bancorp	12,277	319,693
MoneyGram International, Inc. (a)	72,920	759,826
Mr. Cooper Group, Inc. (a)	53,988	2,211,888
NMI Holdings, Inc. (a)	59,622	1,331,359
Paysafe Ltd. (a)	21,900	378,213
PennyMac Financial Services, Inc.	20,863	1,243,643
Radian Group, Inc.	122,662	2,710,830
Repay Holdings Corp. (a)	68,000	446,760
StoneCo Ltd. Class A (a)	103,786	990,118
Velocity Financial, Inc. (a)	6,123	55,291
Walker & Dunlop, Inc.	7,277	554,289
Waterstone Financial, Inc.	14,714	222,623
		16,618,822
Insurance - 2.9%
AMBAC Financial Group, Inc. (a)	34,393	532,404
American Equity Investment Life Holding Co. (b)	55,140	2,012,059
Amerisafe, Inc.	14,917	730,187
Argo Group International Holdings, Ltd.	24,780	725,806
Bright Health Group, Inc. (a)	148,054	32,616
CNO Financial Group, Inc.	88,429	1,962,240
Crawford & Co. Class A	12,111	101,248
Donegal Group, Inc. Class A	12,134	185,408
eHealth, Inc. (a)	13,909	130,188
Employers Holdings, Inc.	21,201	883,870
Enstar Group Ltd. (a)	8,752	2,028,626
Genworth Financial, Inc. Class A (a)	384,932	1,932,359
Goosehead Insurance (a)(b)	1,819	94,952
Greenlight Capital Re, Ltd. (a)	20,336	190,955
Hippo Holdings, Inc. (a)	13,488	218,910
Horace Mann Educators Corp.	32,056	1,073,235
Investors Title Co.	859	129,709
James River Group Holdings Ltd.	28,742	593,522
Lemonade, Inc. (a)(b)	36,814	524,968
MBIA, Inc. (a)	37,291	345,315
Mercury General Corp.	20,932	664,382
National Western Life Group, Inc.	1,764	427,982
NI Holdings, Inc. (a)	6,528	84,864
Oscar Health, Inc. (a)(b)	93,731	613,001
ProAssurance Corp.	42,127	778,507
Root, Inc. (a)(b)	6,126	27,628
Safety Insurance Group, Inc.	11,112	828,066
Selective Insurance Group, Inc.	46,489	4,431,796
Selectquote, Inc. (a)	105,419	228,759
Siriuspoint Ltd. (a)	65,690	534,060
Skyward Specialty Insurance Group, Inc. (b)	6,513	142,439
Stewart Information Services Corp.	20,934	844,687
Tiptree, Inc.	19,277	280,866
Trean Insurance Group, Inc. (a)	17,520	107,222
United Fire Group, Inc.	16,714	443,757
Universal Insurance Holdings, Inc.	16,552	301,577
		25,168,170
Mortgage Real Estate Investment Trusts - 2.3%
Angel Oak Mortgage (REIT), Inc. (b)	9,449	68,978
Apollo Commercial Real Estate Finance, Inc.	110,614	1,029,816
Arbor Realty Trust, Inc. (b)	129,199	1,484,497
Ares Commercial Real Estate Corp.	41,147	374,026
Armour Residential REIT, Inc.	128,165	672,866
Blackstone Mortgage Trust, Inc.	134,982	2,409,429
BrightSpire Capital, Inc.	74,566	439,939
Broadmark Realty Capital, Inc.	102,355	481,069
Chimera Investment Corp.	182,824	1,031,127
Claros Mortgage Trust, Inc.	71,989	838,672
Dynex Capital, Inc.	41,753	506,046
Ellington Financial LLC	50,416	615,579
Franklin BSP Realty Trust, Inc.	65,088	776,500
Granite Point Mortgage Trust, Inc.	41,104	203,876
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	63,596	1,818,846
Invesco Mortgage Capital, Inc.	28,293	313,769
KKR Real Estate Finance Trust, Inc.	45,377	516,844
Ladder Capital Corp. Class A	89,587	846,597
MFA Financial, Inc.	80,883	802,359
New York Mortgage Trust, Inc. (b)	72,532	722,419
Nexpoint Real Estate Finance, Inc.	6,536	102,419
Orchid Island Capital, Inc.	29,984	321,728
PennyMac Mortgage Investment Trust	56,518	696,867
Ready Capital Corp.	56,733	576,975
Redwood Trust, Inc.	89,880	605,791
TPG RE Finance Trust, Inc.	54,179	393,340
Two Harbors Investment Corp.	76,106	1,119,519
		19,769,893
TOTAL FINANCIALS		226,375,933
HEALTH CARE - 9.8%
Biotechnology - 5.2%
2seventy bio, Inc. (a)(b)	29,079	296,606
4D Molecular Therapeutics, Inc. (a)	23,430	402,762
Absci Corp. (a)(b)	40,857	71,500
Acrivon Therapeutics, Inc.	3,854	48,907
Adicet Bio, Inc. (a)	23,433	134,974
ADMA Biologics, Inc. (a)	90,216	298,615
Aerovate Therapeutics, Inc. (a)(b)	7,194	145,103
Affimed NV (a)	5,553	4,140
Agios Pharmaceuticals, Inc. (a)(b)	42,626	979,119
Akero Therapeutics, Inc. (a)	25,296	967,825
Allogene Therapeutics, Inc. (a)(b)	61,965	306,107
Allovir, Inc. (a)(b)	24,100	94,954
Alpine Immune Sciences, Inc. (a)	10,174	78,543
ALX Oncology Holdings, Inc. (a)(b)	16,636	75,195
AnaptysBio, Inc. (a)(b)	15,748	342,676
Anika Therapeutics, Inc. (a)	11,335	325,541
Arbutus Biopharma Corp. (a)(b)	40,690	123,291
Arcellx, Inc. (a)	23,064	710,602
Arcturus Therapeutics Holdings, Inc. (a)	1,506	36,099
Arcus Biosciences, Inc. (a)(b)	40,140	732,154
Atara Biotherapeutics, Inc. (a)	66,564	193,036
Avidity Biosciences, Inc. (a)	50,931	781,791
BioCryst Pharmaceuticals, Inc. (a)	44,638	372,281
Biohaven Ltd. (b)	18,591	253,953
BioXcel Therapeutics, Inc. (a)(b)	14,829	276,709
bluebird bio, Inc. (a)	79,956	254,260
BridgeBio Pharma, Inc. (a)(b)	31,169	516,782
C4 Therapeutics, Inc. (a)	32,503	102,059
Caribou Biosciences, Inc. (a)	43,511	231,043
Celldex Therapeutics, Inc. (a)	28,179	1,013,880
Century Therapeutics, Inc. (a)	15,619	54,198
Chimerix, Inc. (a)	21,119	26,610
Chinook Therapeutics, Inc. (a)	39,594	916,601
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)	49,744	536,738
Crinetics Pharmaceuticals, Inc. (a)	35,490	569,969
CTI BioPharma Corp. (a)(b)	62,544	262,685
Cullinan Oncology, Inc. (a)	20,345	208,129
Cytokinetics, Inc. (a)	6,117	215,257
Day One Biopharmaceuticals, Inc. (a)	21,608	288,899
Deciphera Pharmaceuticals, Inc. (a)	28,857	445,841
Design Therapeutics, Inc. (a)(b)	26,157	150,926
Dyne Therapeutics, Inc. (a)	24,596	283,346
Editas Medicine, Inc. (a)(b)	54,389	394,320
Eiger Biopharmaceuticals, Inc. (a)	3,042	2,728
Emergent BioSolutions, Inc. (a)	39,043	404,485
Enanta Pharmaceuticals, Inc. (a)	13,928	563,248
Enochian Biosciences, Inc. (a)	14,285	13,072
EQRx, Inc. (a)	156,011	302,661
Erasca, Inc. (a)	56,027	168,641
FibroGen, Inc. (a)	7,579	141,424
Gelesis Holdings, Inc. Class A (a)(b)	9,196	1,496
Generation Bio Co. (a)	37,282	160,313
Geron Corp. (a)	102,324	222,043
HilleVax, Inc. (b)	10,848	179,317
Icosavax, Inc. (a)(b)	17,129	99,348
Ideaya Biosciences, Inc. (a)(b)	34,620	475,333
IGM Biosciences, Inc. (a)	1,858	25,529
ImmunityBio, Inc. (a)(b)	14,176	25,800
ImmunoGen, Inc. (a)	84,321	323,793
Immunovant, Inc. (a)	34,663	537,623
Inovio Pharmaceuticals, Inc. (a)(b)	191,651	157,154
Instil Bio, Inc. (a)	53,776	35,535
Intellia Therapeutics, Inc. (a)	22,349	832,947
Invivyd, Inc. (a)	39,965	47,958
Iovance Biotherapeutics, Inc. (a)	117,910	720,430
iTeos Therapeutics, Inc. (a)	18,290	248,927
Janux Therapeutics, Inc. (a)(b)	13,315	161,112
Jounce Therapeutics, Inc. (a)	32,989	61,030
Kalvista Pharmaceuticals, Inc. (a)	18,978	149,167
Keros Therapeutics, Inc. (a)	764	32,623
Kezar Life Sciences, Inc. (a)	41,015	128,377
Kiniksa Pharmaceuticals Ltd. (a)	1,279	13,762
Kinnate Biopharma, Inc. (a)	22,607	141,294
Kodiak Sciences, Inc. (a)	25,813	160,041
Kronos Bio, Inc. (a)(b)	32,078	46,834
Krystal Biotech, Inc. (a)	11,091	887,945
Kura Oncology, Inc. (a)	50,818	621,504
Kymera Therapeutics, Inc. (a)	29,531	875,004
Lexicon Pharmaceuticals, Inc. (a)	40,710	98,925
Lyell Immunopharma, Inc. (a)(b)	134,627	317,720
Macrogenics, Inc. (a)	46,812	335,642
MannKind Corp. (a)(b)	177,426	727,447
MeiraGTx Holdings PLC (a)	23,658	122,312
Mersana Therapeutics, Inc. (a)	71,891	295,472
MiMedx Group, Inc. (a)	87,742	299,200
Mineralys Therapeutics, Inc.	5,396	84,501
Monte Rosa Therapeutics, Inc. (a)	23,019	179,318
Morphic Holding, Inc. (a)	2,893	108,893
Myriad Genetics, Inc. (a)	62,013	1,440,562
Nkarta, Inc. (a)(b)	25,464	90,397
Nurix Therapeutics, Inc. (a)(b)	35,992	319,609
Nuvalent, Inc. Class A (a)(b)	15,699	409,587
Omniab, Inc. (c)	3,625	8,700
Omniab, Inc. (c)	3,625	8,156
Pardes Biosciences, Inc. (a)	26,590	35,099
PepGen, Inc.	9,341	114,240
PMV Pharmaceuticals, Inc. (a)(b)	28,484	135,869
Point Biopharma Global, Inc. (a)(b)	4,122	29,967
Praxis Precision Medicines, Inc. (a)	33,763	27,314
Precigen, Inc. (a)	15,272	16,188
Prime Medicine, Inc. (b)	4,694	57,736
Protagonist Therapeutics, Inc. (a)	36,310	835,130
PTC Therapeutics, Inc. (a)	13,382	648,224
Rallybio Corp. (a)	2,979	17,010
RAPT Therapeutics, Inc. (a)	7,135	130,927
Recursion Pharmaceuticals, Inc. (a)(b)	96,951	646,663
REGENXBIO, Inc. (a)(b)	31,452	594,757
Relay Therapeutics, Inc. (a)(b)	61,030	1,005,164
Replimune Group, Inc. (a)	36,445	643,619
Revolution Medicines, Inc. (a)	58,139	1,259,291
Rocket Pharmaceuticals, Inc. (a)	43,590	746,697
Sage Therapeutics, Inc. (a)	40,644	1,705,422
Sana Biotechnology, Inc. (a)(b)	69,288	226,572
Sangamo Therapeutics, Inc. (a)(b)	97,955	172,401
SpringWorks Therapeutics, Inc. (a)(b)	22,651	583,037
Stoke Therapeutics, Inc. (a)	17,417	145,084
Sutro Biopharma, Inc. (a)	41,998	194,031
Syndax Pharmaceuticals, Inc. (a)	35,951	759,285
Talaris Therapeutics, Inc. (a)(b)	18,333	34,466
Tango Therapeutics, Inc. (a)	36,184	142,927
Tenaya Therapeutics, Inc. (a)	33,556	95,635
Travere Therapeutics, Inc. (a)	4,339	97,584
Twist Bioscience Corp. (a)	13,419	202,359
Tyra Biosciences, Inc. (a)(b)	10,233	164,444
Vanda Pharmaceuticals, Inc. (a)	43,327	294,190
Vaxart, Inc. (a)(b)	79,049	59,816
VBI Vaccines, Inc. (a)(b)	149,660	45,347
Vera Therapeutics, Inc. (a)	1,564	12,137
Veracyte, Inc. (a)	55,911	1,246,815
Verve Therapeutics, Inc. (a)(b)	30,980	446,732
Vir Biotechnology, Inc. (a)	56,533	1,315,523
Viridian Therapeutics, Inc. (a)	8,012	203,825
VistaGen Therapeutics, Inc. (a)	32,645	4,071
Xencor, Inc. (a)	44,798	1,249,416
Zentalis Pharmaceuticals, Inc. (a)	1,827	31,424
		44,715,403
Health Care Equipment & Supplies - 1.0%
Alphatec Holdings, Inc. (a)(b)	5,879	91,712
Angiodynamics, Inc. (a)	28,958	299,426
Artivion, Inc. (a)	4,532	59,369
Atricure, Inc. (a)	12,566	520,861
Avanos Medical, Inc. (a)	36,181	1,076,023
Bioventus, Inc. (a)(b)	25,137	26,897
Butterfly Network, Inc. Class A (a)(b)	103,583	194,736
Cardiovascular Systems, Inc. (a)	14,461	287,195
Cue Health, Inc. (a)	84,086	153,037
Embecta Corp.	6,095	171,391
Figs, Inc. Class A (a)	14,744	91,265
Inari Medical, Inc. (a)	3,333	205,779
Inogen, Inc. (a)	16,846	210,238
Integer Holdings Corp. (a)	25,694	1,991,285
LivaNova PLC (a)	9,888	430,919
Merit Medical Systems, Inc. (a)	6,082	449,764
Nano-X Imaging Ltd. (a)(b)	32,432	187,133
Neogen Corp. (a)(b)	13,606	251,983
OraSure Technologies, Inc. (a)	55,750	337,288
Orthofix International NV (a)	26,644	446,287
RxSight, Inc. (a)	1,155	19,265
Sight Sciences, Inc. (a)	15,251	133,294
Tactile Systems Technology, Inc. (a)	9,867	162,016
Tenon Medical, Inc. (b)	354	627
Utah Medical Products, Inc.	217	20,565
Varex Imaging Corp. (a)(b)	30,228	549,847
ViewRay, Inc. (a)	13,073	45,233
Zimvie, Inc. (a)	16,064	116,143
		8,529,578
Health Care Providers & Services - 1.4%
23andMe Holding Co. Class A (a)(b)	115,407	263,128
Accolade, Inc. (a)	51,965	747,257
AdaptHealth Corp. (a)	56,371	700,692
Addus HomeCare Corp. (a)	7,333	782,871
ATI Physical Therapy, Inc. (a)(b)	53,620	13,630
Aveanna Healthcare Holdings, Inc. (a)	34,428	35,805
Brookdale Senior Living, Inc. (a)(b)	144,328	425,768
CareMax, Inc. Class A (a)(b)	45,135	120,510
Castle Biosciences, Inc. (a)	19,058	432,998
Community Health Systems, Inc. (a)(b)	97,635	478,412
Cross Country Healthcare, Inc. (a)	24,211	540,390
Fulgent Genetics, Inc. (a)	16,391	511,727
GeneDx Holdings Corp. Class A (a)	229,220	83,665
Hims & Hers Health, Inc. (a)	14,502	143,860
Innovage Holding Corp. (a)(b)	13,173	105,121
Invitae Corp. (a)(b)	189,394	255,682
LifeStance Health Group, Inc. (a)	52,460	389,778
Modivcare, Inc. (a)	6,812	572,753
National Healthcare Corp.	9,856	572,338
NeoGenomics, Inc. (a)	98,110	1,708,095
Opko Health, Inc. (a)(b)	313,666	457,952
Owens & Minor, Inc. (a)	50,970	741,614
P3 Health Partners, Inc. Class A (a)(b)	6,737	7,141
Patterson Companies, Inc.	14,540	389,236
Pediatrix Medical Group, Inc. (a)	63,846	951,944
PetIQ, Inc. Class A (a)(b)	4,436	50,748
Select Medical Holdings Corp.	12,261	316,947
Surgery Partners, Inc. (a)	4,621	159,286
		11,959,348
Health Care Technology - 0.5%
American Well Corp. (a)	178,273	420,724
Computer Programs & Systems, Inc. (a)	10,893	328,969
Health Catalyst, Inc. (a)	42,638	497,585
HealthStream, Inc.	17,714	480,049
MultiPlan Corp. Class A (a)(b)	292,730	310,294
Nextgen Healthcare, Inc. (a)	22,326	388,696
Pear Therapeutics, Inc. Class A (a)(b)	29,632	7,556
Phreesia, Inc. (a)	20,340	656,779
Sharecare, Inc. Class A (a)	232,767	330,529
Veradigm, Inc. (a)(b)	84,140	1,098,027
		4,519,208
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)(b)	92,767	699,463
Adaptive Biotechnologies Corp. (a)	82,205	725,870
Alpha Teknova, Inc. (a)	4,723	13,980
BioLife Solutions, Inc. (a)(b)	24,189	526,111
BioNano Genomics, Inc. (a)(b)	232,003	257,523
CryoPort, Inc. (a)	6,320	151,680
Inotiv, Inc. (a)(b)	17,828	77,195
MaxCyte, Inc. (a)	68,384	338,501
Nanostring Technologies, Inc. (a)	3,668	36,313
Nautilus Biotechnology, Inc. (a)	36,843	102,055
OmniAb, Inc. (a)	52,203	192,107
Pacific Biosciences of California, Inc. (a)(b)	193,137	2,236,526
Phenomex, Inc. (a)	53,494	62,053
Quanterix Corp. (a)	22,894	258,015
Quantum-Si, Inc. (a)(b)	70,721	124,469
Science 37 Holdings, Inc. (a)(b)	5,235	1,474
Seer, Inc. (a)	39,889	153,972
Singular Genomics Systems, Inc. (a)	44,442	53,775
SomaLogic, Inc. Class A (a)	104,228	265,781
		6,276,863
Pharmaceuticals - 1.0%
Amylyx Pharmaceuticals, Inc. (a)(b)	31,650	928,611
AN2 Therapeutics, Inc.	6,851	67,619
ANI Pharmaceuticals, Inc. (a)	9,905	393,427
Atea Pharmaceuticals, Inc. (a)	59,124	198,065
Athira Pharma, Inc. (a)	26,242	65,605
Cara Therapeutics, Inc. (a)	34,873	171,226
DICE Therapeutics, Inc. (a)	27,606	790,912
Edgewise Therapeutics, Inc. (a)	29,401	196,105
Eyepoint Pharmaceuticals, Inc. (a)(b)	11,461	33,695
Fulcrum Therapeutics, Inc. (a)	40,028	114,080
Ligand Pharmaceuticals, Inc. Class B (a)	10,361	762,155
Liquidia Corp. (a)(b)	13,573	93,789
Nektar Therapeutics (a)	140,564	98,802
NGM Biopharmaceuticals, Inc. (a)	12,211	49,821
Nuvation Bio, Inc. (a)	90,139	149,631
Phibro Animal Health Corp. Class A	947	14,508
Prestige Brands Holdings, Inc. (a)	38,834	2,432,173
Provention Bio, Inc. (a)	7,101	171,134
Reata Pharmaceuticals, Inc. (a)(b)	3,559	323,584
Relmada Therapeutics, Inc. (a)	5,397	12,197
Scilex Holding Co.	41,080	320,013
Supernus Pharmaceuticals, Inc. (a)	38,699	1,402,065
Tarsus Pharmaceuticals, Inc. (a)	14,246	179,072
Theravance Biopharma, Inc. (a)(b)	5,595	60,706
Theseus Pharmaceuticals, Inc. (a)	13,280	117,926
Third Harmonics Bio, Inc. (b)	5,396	22,232
		9,169,153
TOTAL HEALTH CARE		85,169,553
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.6%
AAR Corp. (a)	25,830	1,409,027
Aerojet Rocketdyne Holdings, Inc. (a)	15,288	858,727
AerSale Corp. (a)	19,205	330,710
Archer Aviation, Inc. Class A (a)(b)	112,715	322,365
Astra Space, Inc. Class A (a)(b)	122,072	51,881
Astronics Corp. (a)	19,859	265,316
Ducommun, Inc. (a)	8,599	470,451
Kaman Corp.	21,775	497,777
Kratos Defense & Security Solutions, Inc. (a)	96,534	1,301,278
Maxar Technologies, Inc.	57,320	2,926,759
Momentus, Inc. Class A (a)(b)	26,821	15,690
Moog, Inc. Class A	18,589	1,872,842
National Presto Industries, Inc.	4,002	288,504
Park Aerospace Corp.	15,238	204,951
Parsons Corp. (a)	26,190	1,171,741
Redwire Corp. (a)(b)	13,112	39,729
Terran Orbital Corp. Class A (a)(b)	32,003	58,886
Triumph Group, Inc. (a)	50,062	580,219
V2X, Inc. (a)	9,400	373,368
Virgin Galactic Holdings, Inc. (a)(b)	98,641	399,496
		13,439,717
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	28,060	584,490
Hub Group, Inc. Class A (a)	25,150	2,111,091
Radiant Logistics, Inc. (a)	21,663	142,109
		2,837,690
Airlines - 0.4%
Allegiant Travel Co. (a)	6,924	636,870
Blade Air Mobility, Inc. (a)(b)	43,749	147,872
Hawaiian Holdings, Inc. (a)	39,159	358,696
Joby Aviation, Inc. (a)(b)	18,139	78,723
SkyWest, Inc. (a)	38,919	862,834
Spirit Airlines, Inc.	84,998	1,459,416
Wheels Up Experience, Inc. Class A (a)	124,917	79,047
		3,623,458
Building Products - 0.8%
American Woodmark Corp. (a)	12,177	634,056
AZZ, Inc.	19,181	791,024
Caesarstone Sdot-Yam Ltd.	17,570	72,564
Gibraltar Industries, Inc. (a)	24,258	1,176,513
Griffon Corp.	16,680	533,927
Jeld-Wen Holding, Inc. (a)	40,807	516,617
Quanex Building Products Corp.	25,894	557,498
Resideo Technologies, Inc. (a)	112,740	2,060,887
UFP Industries, Inc.	5,763	457,986
View, Inc. Class A (a)(b)	104,916	52,458
		6,853,530
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	51,681	2,322,544
ACCO Brands Corp.	71,940	382,721
ACV Auctions, Inc. Class A (a)	47,024	607,080
Brady Corp. Class A	7,905	424,736
BrightView Holdings, Inc. (a)	31,751	178,441
CompX International, Inc. Class A	1,299	23,486
CoreCivic, Inc. (a)	89,006	818,855
Deluxe Corp.	33,875	542,000
Ennis, Inc.	19,814	417,877
Harsco Corp. (a)	60,942	416,234
Healthcare Services Group, Inc.	29,949	415,393
Heritage-Crystal Clean, Inc. (a)	12,267	436,828
Interface, Inc.	8,423	68,395
KAR Auction Services, Inc. (a)	84,274	1,152,868
Kimball International, Inc. Class B	27,791	344,608
Li-Cycle Holdings Corp. (a)(b)	65,543	369,007
Liquidity Services, Inc. (a)	9,546	125,721
Matthews International Corp. Class A	23,322	840,991
Millerknoll, Inc.	59,303	1,212,746
NL Industries, Inc.	6,528	39,560
Quad/Graphics, Inc. (a)	25,057	107,495
Steelcase, Inc. Class A	68,039	572,888
The GEO Group, Inc. (a)	92,291	728,176
UniFirst Corp.	11,663	2,055,370
Viad Corp. (a)	15,788	329,022
VSE Corp.	8,233	369,662
		15,302,704
Construction & Engineering - 1.2%
API Group Corp. (a)	161,288	3,625,754
Arcosa, Inc.	37,762	2,383,160
Argan, Inc.	10,032	405,995
Concrete Pumping Holdings, Inc. (a)	19,920	135,456
Fluor Corp. (a)	9,652	298,343
Granite Construction, Inc.	34,495	1,417,055
Great Lakes Dredge & Dock Corp. (a)	38,535	209,245
IES Holdings, Inc. (a)	2,133	91,911
Northwest Pipe Co. (a)	6,076	189,753
Primoris Services Corp.	39,046	962,874
Sterling Construction Co., Inc. (a)	3,623	137,239
Tutor Perini Corp. (a)	32,689	201,691
		10,058,476
Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	906	35,017
Encore Wire Corp.	13,796	2,556,813
EnerSys	28,178	2,448,105
ESS Tech, Inc. Class A (a)(b)	5,662	7,870
FuelCell Energy, Inc. (a)(b)	87,165	248,420
Nextracker, Inc. Class A	2,897	105,045
NuScale Power Corp. (a)(b)	24,343	221,278
Powell Industries, Inc.	7,093	302,091
Preformed Line Products Co.	1,943	248,782
Stem, Inc. (a)(b)	5,894	33,419
Thermon Group Holdings, Inc. (a)	25,870	644,680
		6,851,520
Ground Transportation - 0.5%
ArcBest Corp.	12,725	1,176,045
Covenant Transport Group, Inc. Class A	7,227	255,980
Heartland Express, Inc.	36,521	581,414
Marten Transport Ltd.	11,592	242,852
TuSimple Holdings, Inc. (a)	109,059	160,317
Universal Logistics Holdings, Inc.	1,396	40,693
Werner Enterprises, Inc.	43,357	1,972,310
		4,429,611
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	2,415	47,865
Machinery - 3.6%
3D Systems Corp. (a)(b)	98,961	1,060,862
Alamo Group, Inc.	1,180	217,309
Albany International Corp. Class A	19,533	1,745,469
Astec Industries, Inc.	17,863	736,849
Barnes Group, Inc.	38,156	1,536,924
CIRCOR International, Inc. (a)	10,237	318,575
Columbus McKinnon Corp. (NY Shares)	21,878	812,986
Desktop Metal, Inc. (a)(b)	208,326	479,150
EnPro Industries, Inc.	16,242	1,687,381
ESCO Technologies, Inc.	18,266	1,743,490
Fathom Digital Manufacturing Corp. (a)(b)	22,249	12,083
Gorman-Rupp Co.	14,662	366,550
Hillenbrand, Inc.	27,016	1,284,070
Hillman Solutions Corp. Class A (a)	105,208	885,851
Hydrofarm Holdings Group, Inc. (a)	33,796	58,467
Hyliion Holdings Corp. Class A (a)(b)	106,377	210,626
Hyster-Yale Materials Handling, Inc. Class A	8,422	420,174
Kennametal, Inc. (b)	63,446	1,749,841
Luxfer Holdings PLC sponsored	12,710	214,799
Manitowoc Co., Inc. (a)	26,970	460,917
Markforged Holding Corp. (a)	76,458	73,308
Microvast Holdings, Inc. (a)	54,609	67,715
Miller Industries, Inc.	8,134	287,537
Mueller Industries, Inc.	27,893	2,049,578
Nikola Corp. (a)(b)	17,791	21,527
Proterra, Inc. Class A (a)(b)	94,265	143,283
Proto Labs, Inc. (a)	17,701	586,788
RBC Bearings, Inc. (a)	19,028	4,428,386
REV Group, Inc.	25,844	309,870
SPX Technologies, Inc. (a)	34,129	2,408,825
Standex International Corp.	9,221	1,129,019
Tennant Co.	8,071	553,106
Terex Corp.	26,384	1,276,458
The Greenbrier Companies, Inc.	24,855	799,585
Trinity Industries, Inc.	54,450	1,326,402
Wabash National Corp.	4,839	118,991
		31,582,751
Marine - 0.5%
Costamare, Inc.	41,077	386,535
Eagle Bulk Shipping, Inc. (b)	10,476	476,658
Eneti, Inc.	17,278	161,549
Genco Shipping & Trading Ltd. (b)	28,657	448,769
Golden Ocean Group Ltd. (b)	95,718	911,235
Matson, Inc.	29,118	1,737,471
Safe Bulkers, Inc.	55,569	205,050
		4,327,267
Professional Services - 0.8%
Alight, Inc. Class A (a)	300,044	2,763,405
Atlas Technical Consultants, Inc. (a)	4,528	55,196
Barrett Business Services, Inc.	522	46,270
Conduent, Inc. (a)	131,776	451,992
First Advantage Corp. (a)	42,373	591,527
Heidrick & Struggles International, Inc.	15,295	464,356
Huron Consulting Group, Inc. (a)	6,185	497,088
ICF International, Inc.	4,282	469,735
Kelly Services, Inc. Class A (non-vtg.)	26,386	437,744
Maximus, Inc.	2,624	206,509
Planet Labs PBC Class A (a)(b)	19,124	75,157
Resources Connection, Inc.	25,106	428,308
Skillsoft Corp. (a)	62,811	125,622
Spire Global, Inc. (a)(b)	95,677	63,912
Sterling Check Corp. (a)(b)	1,194	13,313
TrueBlue, Inc. (a)	24,995	444,911
Willdan Group, Inc. (a)	8,138	127,116
		7,262,161
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	13,340	211,439
Beacon Roofing Supply, Inc. (a)	11,990	705,612
BlueLinx Corp. (a)	6,844	465,118
Boise Cascade Co.	24,359	1,540,707
Custom Truck One Source, Inc. Class A (a)	32,250	218,978
Distribution Solutions Group I (a)	469	21,321
DXP Enterprises, Inc. (a)	11,835	318,598
GATX Corp.	25,857	2,844,787
Global Industrial Co.	2,798	75,098
NOW, Inc. (a)	86,089	959,892
Rush Enterprises, Inc.:
Class A	33,753	1,842,914
Class B	3,804	227,822
Textainer Group Holdings Ltd.	29,213	938,029
Titan Machinery, Inc. (a)	15,812	481,475
Triton International Ltd.	45,370	2,868,291
		13,720,081
Transportation - 0.0%
Bird Global, Inc. Class A (a)	130,041	36,398
TOTAL INDUSTRIALS		120,373,229
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.4%
ADTRAN Holdings, Inc. (b)	5,662	89,799
Aviat Networks, Inc. (a)	8,699	299,768
Calix, Inc. (a)	9,568	512,749
Comtech Telecommunications Corp.	20,088	250,698
Digi International, Inc. (a)	17,951	604,590
Inseego Corp. (a)(b)	52,755	30,725
NETGEAR, Inc. (a)	22,019	407,572
NetScout Systems, Inc. (a)	52,889	1,515,270
Ribbon Communications, Inc. (a)	56,614	193,620
		3,904,791
Electronic Equipment & Components - 2.2%
908 Devices, Inc. (a)(b)	13,198	113,503
Aeva Technologies, Inc. (a)	70,200	83,538
Akoustis Technologies, Inc. (a)(b)	2,675	8,239
Belden, Inc.	15,450	1,340,597
Benchmark Electronics, Inc.	27,350	647,922
Cepton, Inc. (a)	6,309	2,930
ePlus, Inc. (a)	4,760	233,430
Evolv Technologies Holdings, Inc. (a)	65,878	205,539
FARO Technologies, Inc. (a)	13,502	332,284
Insight Enterprises, Inc. (a)	3,830	547,537
Itron, Inc. (a)	32,350	1,793,808
Kimball Electronics, Inc. (a)	18,797	453,008
Knowles Corp. (a)	70,053	1,190,901
Methode Electronics, Inc. Class A	27,651	1,213,326
Mirion Technologies, Inc. Class A (a)(b)	106,889	912,832
nLIGHT, Inc. (a)	34,461	350,813
OSI Systems, Inc. (a)	11,146	1,140,905
Ouster, Inc. (a)	216,745	181,351
Par Technology Corp. (a)(b)	12,871	437,099
PC Connection, Inc.	8,752	393,490
Plexus Corp. (a)	3,109	303,345
Sanmina Corp. (a)	44,438	2,710,274
ScanSource, Inc. (a)	19,636	597,720
TTM Technologies, Inc. (a)	79,119	1,067,315
Vishay Intertechnology, Inc.	101,231	2,289,845
Vishay Precision Group, Inc. (a)	9,725	406,116
		18,957,667
IT Services - 0.3%
Brightcove, Inc. (a)	10,356	46,084
Edgio, Inc. (a)	7,854	6,213
Fastly, Inc. Class A (a)(b)	88,541	1,572,488
Hackett Group, Inc.	1,829	33,800
Information Services Group, Inc.	14,831	75,490
PFSweb, Inc. (a)	13,069	55,413
Rackspace Technology, Inc. (a)(b)	44,585	83,820
Squarespace, Inc. Class A (a)	17,820	566,141
Unisys Corp. (a)	13,238	51,363
		2,490,812
Semiconductors & Semiconductor Equipment - 0.8%
ACM Research, Inc. (a)	32,223	377,009
Alpha & Omega Semiconductor Ltd. (a)	3,769	101,575
Amkor Technology, Inc.	62,989	1,638,974
AXT, Inc. (a)	31,803	126,576
Cohu, Inc. (a)	36,698	1,408,836
Diodes, Inc. (a)	9,475	878,901
Ichor Holdings Ltd. (a)	21,919	717,628
Impinj, Inc. (a)	1,529	207,210
Photronics, Inc. (a)	12,716	210,831
Rambus, Inc. (a)	13,312	682,373
Rigetti Computing, Inc. Class A (a)(b)	63,367	45,840
Ultra Clean Holdings, Inc. (a)	23,212	769,710
Veeco Instruments, Inc. (a)(b)	8,153	172,273
		7,337,736
Software - 1.8%
A10 Networks, Inc.	10,258	158,896
Adeia, Inc.	81,309	720,398
American Software, Inc. Class A	6,447	81,297
Applied Digital Corp. (b)	31,733	71,082
Blackbaud, Inc. (a)	1,921	133,125
Blend Labs, Inc. (a)(b)	146,817	146,259
C3.ai, Inc. (a)(b)	37,741	1,266,965
Cerence, Inc. (a)	31,530	885,678
Cipher Mining, Inc. (a)(b)	28,791	67,083
Cleanspark, Inc. (a)(b)	56,458	156,953
Consensus Cloud Solutions, Inc. (a)	7,604	259,220
Cvent Holding Corp. (a)	35,614	297,733
Digimarc Corp. (a)(b)	596	11,711
E2open Parent Holdings, Inc. (a)(b)	155,724	906,314
Ebix, Inc.	16,139	212,873
eGain Communications Corp. (a)	9,438	71,634
EverCommerce, Inc. (a)	16,182	171,206
ForgeRock, Inc. (a)	9,448	194,629
Greenidge Generation Holdings, Inc. (a)(b)	12,360	5,587
Instructure Holdings, Inc. (a)(b)	11,552	299,197
InterDigital, Inc.	14,551	1,060,768
Kaleyra, Inc. (a)(b)	6,779	11,185
Latch, Inc. (a)	85,698	65,310
Liveramp Holdings, Inc. (a)	49,769	1,091,434
Livevox Holdings, Inc. (a)	17,236	53,259
Marathon Digital Holdings, Inc. (a)(b)	91,319	796,302
Matterport, Inc. (a)(b)	48,109	131,338
MicroStrategy, Inc. Class A (a)(b)	3,083	901,223
Mitek Systems, Inc. (a)	2,306	22,115
N-able, Inc. (a)	6,719	88,691
Olo, Inc. (a)(b)	69,928	570,612
ON24, Inc. (a)	32,843	287,705
Onespan, Inc. (a)	19,909	348,408
Porch Group, Inc. Class A (a)(b)	63,143	90,294
PowerSchool Holdings, Inc. (a)	23,129	458,417
PROS Holdings, Inc. (a)	11,356	311,154
Riot Platforms, Inc. (a)(b)	123,678	1,235,543
Sapiens International Corp. NV	6,994	151,910
SecureWorks Corp. (a)	7,704	66,023
SolarWinds, Inc. (a)	37,353	321,236
Sumo Logic, Inc. (a)	32,031	383,731
TeraWulf, Inc. (a)(b)	35,333	33,135
Upland Software, Inc. (a)	22,925	98,578
Verint Systems, Inc. (a)	4,520	168,325
Xperi, Inc.	32,440	354,569
		15,219,105
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	10,033	320,855
CompoSecure, Inc. (a)(b)	779	5,733
Corsair Gaming, Inc. (a)(b)	13,806	253,340
Diebold Nixdorf, Inc. (a)(b)	13,740	16,488
Eastman Kodak Co. (a)(b)	44,258	181,458
IonQ, Inc. (a)(b)	81,037	498,378
Turtle Beach Corp. (a)	2,675	26,804
Xerox Holdings Corp.	89,206	1,373,772
		2,676,828
TOTAL INFORMATION TECHNOLOGY		50,586,939
MATERIALS - 4.4%
Chemicals - 1.5%
AdvanSix, Inc.	13,793	527,858
American Vanguard Corp.	2,777	60,761
Amyris, Inc. (a)(b)	139,477	189,689
Avient Corp.	18,829	775,002
Chase Corp.	4,406	461,440
Danimer Scientific, Inc. (a)(b)	70,111	241,883
Ecovyst, Inc. (a)	65,888	728,062
FutureFuel Corp.	19,982	147,467
H.B. Fuller Co.	5,709	390,781
Hawkins, Inc.	5,852	256,201
Innospec, Inc.	2,935	301,336
Intrepid Potash, Inc. (a)(b)	8,639	238,436
Koppers Holdings, Inc.	15,853	554,379
Mativ, Inc.	39,654	851,371
Minerals Technologies, Inc.	25,268	1,526,693
Origin Materials, Inc. Class A (a)(b)	31,574	134,821
Perimeter Solutions SA (a)(b)	91,605	740,168
PureCycle Technologies, Inc. (a)(b)	17,349	121,443
Quaker Houghton	3,595	711,630
Rayonier Advanced Materials, Inc. (a)	47,878	300,195
Sensient Technologies Corp.	1,780	136,277
Stepan Co.	14,996	1,545,038
Trinseo PLC	27,162	566,328
Tronox Holdings PLC	91,192	1,311,341
Valhi, Inc.	1,880	32,731
		12,851,331
Construction Materials - 0.3%
Summit Materials, Inc.	92,632	2,639,086
United States Lime & Minerals, Inc.	355	54,205
		2,693,291
Containers & Packaging - 0.3%
Cryptyde, Inc.	21,949	1,826
Greif, Inc.:
Class A	16,059	1,017,659
Class B	3,926	300,418
O-I Glass, Inc. (a)	22,602	513,291
Pactiv Evergreen, Inc.	33,654	269,232
Ranpak Holdings Corp. (A Shares) (a)	33,797	176,420
TriMas Corp.	32,689	910,716
		3,189,562
Metals & Mining - 2.2%
Arconic Corp. (a)	79,096	2,074,688
Carpenter Technology Corp.	37,233	1,666,549
Coeur d'Alene Mines Corp. (a)	217,351	867,230
Commercial Metals Co.	75,527	3,693,270
Constellium NV (a)	46,007	702,987
Haynes International, Inc.	9,618	481,766
Hecla Mining Co.	431,225	2,729,654
Hycroft Mining Holding Corp. (a)(b)	17,585	7,604
Ivanhoe Electric, Inc.	18,521	225,030
Materion Corp.	971	112,636
Novagold Resources, Inc. (a)	9,827	61,124
Olympic Steel, Inc.	7,492	391,157
Piedmont Lithium, Inc. (a)(b)	9,797	588,310
PolyMet Mining Corp. (a)	43,232	92,949
PolyMet Mining Corp. rights 4/4/23 (a)	21,941	59
Ryerson Holding Corp.	14,268	519,070
Schnitzer Steel Industries, Inc. Class A	18,265	568,042
SunCoke Energy, Inc.	64,978	583,502
TimkenSteel Corp. (a)	34,568	633,977
Tredegar Corp.	21,142	193,026
Warrior Metropolitan Coal, Inc.	35,854	1,316,200
Worthington Industries, Inc. (b)	24,489	1,583,214
		19,092,044
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	13,003	434,560
Glatfelter Corp.	34,052	108,626
Sylvamo Corp.	1,644	76,051
		619,237
TOTAL MATERIALS		38,445,465
REAL ESTATE - 10.8%
Equity Real Estate Investment Trusts (REITs) - 10.3%
Acadia Realty Trust (SBI)	72,807	1,015,658
Agree Realty Corp.	68,131	4,674,468
Alexander & Baldwin, Inc.	56,632	1,070,911
American Assets Trust, Inc.	38,569	716,998
Apartment Investment & Management Co. Class A	116,558	896,331
Apple Hospitality (REIT), Inc.	167,565	2,600,609
Armada Hoffler Properties, Inc.	52,563	620,769
Ashford Hospitality Trust, Inc. (a)	26,631	85,486
Bluerock Homes Trust, Inc.	1,958	38,808
Braemar Hotels & Resorts, Inc.	49,881	192,541
Brandywine Realty Trust (SBI)	132,775	628,026
Broadstone Net Lease, Inc.	134,894	2,294,547
BRT Apartments Corp.	9,377	184,914
CareTrust (REIT), Inc.	71,168	1,393,469
CBL & Associates Properties, Inc.	17,434	447,008
Centerspace	11,712	639,827
Chatham Lodging Trust	37,188	390,102
City Office REIT, Inc.	30,311	209,146
Clipper Realty, Inc.	1,528	8,771
Community Healthcare Trust, Inc.	7,615	278,709
Corporate Office Properties Trust (SBI)	77,399	1,835,130
CTO Realty Growth, Inc. (b)	17,122	295,526
DiamondRock Hospitality Co.	163,533	1,329,523
Diversified Healthcare Trust (SBI)	184,064	248,486
Easterly Government Properties, Inc.	71,266	979,195
Elme Communities (SBI)	68,240	1,218,766
Empire State Realty Trust, Inc.	103,741	673,279
Equity Commonwealth	81,419	1,686,187
Essential Properties Realty Trust, Inc.	99,324	2,468,201
Farmland Partners, Inc.	39,054	417,878
Four Corners Property Trust, Inc.	59,153	1,588,850
Franklin Street Properties Corp.	76,369	119,899
Getty Realty Corp.	32,838	1,183,153
Gladstone Commercial Corp.	2,537	32,042
Gladstone Land Corp.	11,414	190,043
Global Medical REIT, Inc.	47,534	433,035
Global Net Lease, Inc.	81,194	1,044,155
Hersha Hospitality Trust	23,184	155,796
Independence Realty Trust, Inc.	175,211	2,808,632
Indus Realty Trust, Inc.	4,175	276,761
Industrial Logistics Properties Trust	47,523	145,896
InvenTrust Properties Corp.	52,865	1,237,041
Kite Realty Group Trust	169,787	3,551,944
LTC Properties, Inc.	31,125	1,093,421
LXP Industrial Trust (REIT)	212,033	2,186,060
National Health Investors, Inc.	32,542	1,678,516
Necessity Retail (REIT), Inc./The	104,494	656,222
NETSTREIT Corp.	43,139	788,581
NexPoint Residential Trust, Inc.	1,020	44,543
Office Properties Income Trust	37,227	457,892
One Liberty Properties, Inc.	12,713	291,509
Orion Office (REIT), Inc.	44,140	295,738
Paramount Group, Inc.	146,350	667,356
Pebblebrook Hotel Trust	101,326	1,422,617
Physicians Realty Trust	177,522	2,650,403
Piedmont Office Realty Trust, Inc. Class A	96,038	701,077
Plymouth Industrial REIT, Inc.	29,544	620,719
Postal Realty Trust, Inc.	6,078	92,507
Potlatch Corp. (b)	56,228	2,783,286
Retail Opportunity Investments Corp.	94,065	1,313,147
RLJ Lodging Trust	125,015	1,325,159
RPT Realty	66,094	628,554
Ryman Hospitality Properties, Inc.	41,895	3,759,238
Sabra Health Care REIT, Inc.	179,897	2,068,816
Safehold, Inc.	18,440	541,583
Saul Centers, Inc.	944	36,816
Service Properties Trust	128,027	1,275,149
SITE Centers Corp.	149,662	1,837,849
Stag Industrial, Inc.	140,553	4,753,499
Summit Hotel Properties, Inc.	81,954	573,678
Sunstone Hotel Investors, Inc.	165,330	1,633,460
Terreno Realty Corp.	62,860	4,060,756
The Macerich Co.	167,950	1,780,270
UMH Properties, Inc.	7,320	108,263
Uniti Group, Inc.	185,570	658,774
Urban Edge Properties	89,223	1,343,698
Urstadt Biddle Properties, Inc. Class A	22,354	392,760
Veris Residential, Inc. (a)	67,191	983,676
Whitestone REIT Class B	36,451	335,349
Xenia Hotels & Resorts, Inc.	89,226	1,167,968
		89,315,425
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)(b)	1,155	30,400
Anywhere Real Estate, Inc. (a)	84,093	444,011
Digitalbridge Group, Inc.	12,684	152,081
Doma Holdings, Inc. Class A (a)	96,753	39,427
Douglas Elliman, Inc.	54,878	170,671
Forestar Group, Inc. (a)	10,623	165,294
FRP Holdings, Inc. (a)	5,199	300,918
Kennedy-Wilson Holdings, Inc.	92,103	1,527,989
Newmark Group, Inc.	97,846	692,750
RE/MAX Holdings, Inc.	13,773	258,381
Stratus Properties, Inc.	4,596	91,920
Tejon Ranch Co. (a)	16,172	295,462
The RMR Group, Inc.	4,477	117,476
Transcontinental Realty Investors, Inc. (a)(b)	998	42,305
		4,329,085
TOTAL REAL ESTATE		93,644,510
UTILITIES - 5.0%
Electric Utilities - 1.4%
Allete, Inc.	44,653	2,874,314
MGE Energy, Inc.	16,284	1,264,778
Otter Tail Corp. (b)	17,762	1,283,660
PNM Resources, Inc.	66,430	3,233,812
Portland General Electric Co.	69,686	3,406,949
Via Renewables, Inc. Class A,	271	4,981
		12,068,494
Gas Utilities - 1.7%
Chesapeake Utilities Corp.	5,971	764,228
New Jersey Resources Corp. (b)	68,941	3,667,661
Northwest Natural Holding Co.	27,070	1,287,449
ONE Gas, Inc.	41,906	3,320,212
Southwest Gas Holdings, Inc. (b)	47,473	2,964,689
Spire, Inc. (b)	39,729	2,786,592
		14,790,831
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)(b)	47,828	262,097
Ormat Technologies, Inc. (b)	17,966	1,522,978
Sunnova Energy International, Inc. (a)(b)	77,488	1,210,363
		2,995,438
Multi-Utilities - 1.0%
Avista Corp.	57,476	2,439,856
Black Hills Corp.	50,603	3,193,049
NorthWestern Energy Corp.	45,156	2,612,726
Unitil Corp.	12,414	708,095
		8,953,726
Water Utilities - 0.6%
American States Water Co.	15,100	1,342,239
Artesian Resources Corp. Class A	2,165	119,854
California Water Service Group	31,350	1,824,570
SJW Group	21,057	1,603,069
		4,889,732
TOTAL UTILITIES		43,698,221
TOTAL COMMON STOCKS (Cost $910,387,708)		860,677,946

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $98,872)	100,000	98,881

Money Market Funds - 9.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f)	3,872,128	3,872,902
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	77,800,665	77,808,445
TOTAL MONEY MARKET FUNDS (Cost $81,681,347)		81,681,347

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $992,167,927)	942,458,174
NET OTHER ASSETS (LIABILITIES) - (8.7)% (h)	(75,744,350)
NET ASSETS - 100.0%	866,713,824

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	64	Jun 2023	5,803,200	131,056	131,056

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,881.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $228,511 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,780,205	153,890,568	152,797,871	62,743	-	-	3,872,902	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	66,426,259	206,151,691	194,769,505	901,596	-	-	77,808,445	0.2%
Total	69,206,464	360,042,259	347,567,376	964,339	-	-	81,681,347

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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